Combined Prospectus - Combined Prospectus: 1	Jan. 26, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Amount of Securities Previously Registered | shares	5,000,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 5,000,000,000.00
Form Type	N-2
File Number	333-264475
Initial Effective Date	Apr. 26, 2022
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which relates to the Registration Statement File No. 333-264475, dated April 25, 2022, as amended, previously filed by KKR Real Estate Select Trust Inc. (the "Registrant") on Form N-2 (the "Prior Registration Statement"). This Registration Statement also constitutes a Post-Effective Amendment to the Prior Registration Statement, and such Post-Effective Amendment shall become effective concurrently with the effectiveness of this Registration Statement. No new common shares are being registered by this filing. Pursuant to the Prior Registration Statement, a total of $5,000,000,000 common shares of beneficial interest were previously registered.